Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 08, 2016
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	69.00%
Ownership Interest In Voting Rights Of Investee Required For Significant Influence Minimum	20.00%
Ownership Interest In Voting Rights Of Investee Required For Significant Influence Maximum	50.00%
Restricted cash related to escrow accounts to settle agreement	$ 10	$ 6
Hedge gains realized from natural gas revenues			$ 5
Charges for unutilized transportation capacity included in gas management expenses	$ 38	57	$ 61
Projects with construction periods, minimum	3 months
Total estimated project cost	$ 1
Share Based Compensation Arrangement By Share Based Payment Award Minimum Exercisable Period For Stock Options	3 years
Share Based Compensation Arrangement By Share Based Payment Award Award Term	10 years
Restricted stock units vesting period	3 years
Debt Issuance Costs, Noncurrent, Net	$ 45	28
Senior Notes [Member]
Accounting Policies [Line Items]
Debt Issuance Costs, Noncurrent, Net	$ 31	$ 20
Subsequent Event | Piceance Basin [Member]
Accounting Policies [Line Items]
Disposal Group, Including Discontinued Operation, Consideration				$ 910